INVENTORIES (Details) - USD ($)	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw Materials	$ 218,047	$ 0
Work in Progress	42,212	0
Inventory, Net	$ 260,259	$ 0